SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 2,124	$ 2,437	$ 2,339
Charged (credited) to costs and expenses	4,396	812	(56)
Credited to other accounts	(14)	(280)	154
(Deductions) Adjustments		(845)
Balance at end of period	6,506	2,124	2,437
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	206,630	236,332	329,523
Charged (credited) to costs and expenses	1,107	(1,679)	6,162
(Deductions) Adjustments	(13,949)	(28,023)	(99,353)
Balance at end of period	$ 193,788	$ 206,630	$ 236,332